Attachment to Part G (Item G.I.6.b.iv) to Form N-CEN

Delinquent Section 16(a) Reports

Section 16(a) of the Securities Exchange Act of 1934 and Section 30 of the 1940 Act require the officers and trustees of Align Alterative Access Fund (the “Fund”), the Fund’s investment adviser, Sovereign Financial Group, Inc., affiliated persons of the investment adviser, and persons who beneficially own more than ten percent of the Fund’s shares to file certain reports of ownership (“Section 16 Filings”) with the U.S Securities and Exchange Commission. The following reporting persons failed to file Section 16 Filings on a timely basis during the Fund’s most recently completed fiscal year:

•	Sovereign Financial Group, Inc. filed a Form 3 on December 11, 2025 for an event on May 14, 2025
•	Charles Failla filed a Form 3 on December 10, 2025 for an event on December 6, 2024 and Form 4s on December 11, 2025 for events on each of March 30, 2025 and June 2, 2025
•	Peter Keaveney filed a Form 3 on December 10, 2025 for an event on December 6, 2024
•	Julia Portale filed a Form 3 on December 10, 2025 for an event on December 6, 2024
•	Jeffrey Leinan filed a Form 3 on December 10, 2025 for an event on December 6, 2024 and Form 4s filed on January 7, 2026 for events on each of December 1, 2025 and November 3, 2025